PROMISSORY NOTE TO RELATED PARTY (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF PROMISSORY NOTES
	As of June 30,
	2025	2024

Promissory Note to related party	$-	$591,170

SCHEDULE OF RECONCILIATION OF PROMISSORY NOTES PAYABLE

The following is a reconciliation of the beginning and ending balances of promissory notes payable using Level 3 inputs:

	As of June 30,
	2025	2024

Balance at the beginning of year	$591,170	$487,790
Accretion of liability	84,718	103,380
Converted to Company Common Stock	(675,888)	-
Balance at the end of year	$-	$591,170